Schedule of Investments (unaudited)	iShares® International Equity Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.6%
AGL Energy Ltd.	234,749	$1,022,751
ALS Ltd.	89,801	656,896
Alumina Ltd.	100,470	86,831
Aristocrat Leisure Ltd.	36,365	863,157
ASX Ltd.	36,818	1,595,267
Aurizon Holdings Ltd.	1,414,385	3,277,649
Australia & New Zealand Banking Group Ltd.	67,598	1,107,508
BHP Group Ltd.	253,044	6,078,168
BlueScope Steel Ltd.	96,359	970,333
carsales.com Ltd.	8,277	107,219
Commonwealth Bank of Australia	37,607	2,521,427
CSL Ltd.	14,383	2,574,779
Domino’s Pizza Enterprises Ltd.	1,703	69,437
Fortescue Metals Group Ltd.	240,539	2,266,118
Glencore PLC	238,699	1,368,478
Goodman Group	100,661	1,095,263
Harvey Norman Holdings Ltd.	181,283	482,265
Healius Ltd.	533,046	1,167,698
JB Hi-Fi Ltd.	100,707	2,760,575
Macquarie Group Ltd.	30,418	3,299,830
Metcash Ltd.	725,009	1,903,242
Mineral Resources Ltd.	43,291	2,029,559
Mirvac Group	141,058	186,897
Rio Tinto Ltd.	66,058	3,748,765
Rio Tinto PLC	54,141	2,829,496
Sims Ltd.	151,344	1,183,259
South32 Ltd.	500,766	1,148,891
Stockland	731,305	1,684,999
Telstra Group Ltd., NVS	480,198	1,204,062
Wesfarmers Ltd.	46,462	1,348,282
Whitehaven Coal Ltd.	273,426	1,588,276
Woodside Energy Group Ltd.	18,514	428,015
Woolworths Group Ltd.	95,646	2,019,831
Yancoal Australia Ltd., NVS(a)	458,909	1,518,750
		56,193,973
Austria — 0.8%
BAWAG Group AG(b)	14,458	697,971
OMV AG	51,773	2,383,802
Verbund AG	4,108	321,800
Wienerberger AG	100,510	2,297,539
		5,701,112
Belgium — 0.7%
Ageas SA/NV	66,715	2,309,552
D’ieteren Group	6,422	1,068,801
KBC Group NV	10,485	525,463
Proximus SADP	112,937	1,184,000
Solvay SA	1,922	173,443
		5,261,259
Brazil — 0.1%
Yara International ASA	16,396	731,777

Canada — 8.4%
Bank of Montreal	63,428	5,842,537
BCE Inc.	14,548	656,200
Canadian Imperial Bank of Commerce	20,743	942,026
Canadian National Railway Co.	2,897	343,213
Canadian Natural Resources Ltd.	52,376	3,141,368
Canadian Pacific Railway Ltd.	28,770	2,144,736
Security	Shares	Value

Canada (continued)
CGI Inc.(c)	28,333	$2,282,280
Constellation Software Inc./Canada	1,713	2,476,912
Dollarama Inc.	12,316	731,809
Fairfax Financial Holdings Ltd.	780	383,081
Loblaw Companies Ltd.	16,558	1,356,629
Magna International Inc.	55,893	3,114,762
Manulife Financial Corp.	109,442	1,813,925
National Bank of Canada	57,287	3,900,571
Nutrien Ltd.	39,762	3,359,639
Power Corp. of Canada	69,677	1,730,226
Royal Bank of Canada	123,001	11,380,538
Sun Life Financial Inc.	4,323	183,601
Suncor Energy Inc.	52,091	1,791,745
Teck Resources Ltd., Class B	62,198	1,893,310
Thomson Reuters Corp.(a)	54,973	5,846,543
Toronto-Dominion Bank (The)	107,746	6,895,712
		62,211,363
China — 0.1%
Wuxi Biologics Cayman Inc., New(b)(c)	16,000	71,994
Xiaomi Corp., Class B(b)(c)	422,400	474,386
		546,380
Denmark — 2.9%
AP Moller - Maersk A/S, Class B, NVS	421	879,541
Carlsberg AS, Class B	21,243	2,501,270
Coloplast A/S, Class B	6,343	707,055
Danske Bank A/S	35,133	566,730
Demant A/S(c)	5,192	141,779
Genmab A/S(c)	3,352	1,291,216
GN Store Nord A/S	20,565	437,034
ISS A/S(c)	17,867	328,128
Novo Nordisk A/S, Class B	104,196	11,329,361
Pandora A/S	28,868	1,518,557
Ringkjoebing Landbobank A/S	3,860	419,824
Royal Unibrew A/S	30,051	1,716,639
Vestas Wind Systems A/S	3,887	76,627
		21,913,761
Finland — 1.4%
Fortum OYJ	80,763	1,136,681
Kesko OYJ, Class B	64,471	1,254,648
Kone OYJ, Class B	10,888	445,818
Neste OYJ	9,110	399,277
Nordea Bank Abp, New	333,824	3,190,259
Orion OYJ, Class B	29,620	1,363,059
Valmet OYJ	103,471	2,353,265
		10,143,007
France — 9.8%
Air Liquide SA	1,072	140,232
Airbus SE	5,283	571,640
ArcelorMittal SA	31,230	698,104
AXA SA	3,735	92,235
BNP Paribas SA	98,260	4,607,793
Bollore SE	94,955	474,921
Bouygues SA	83,096	2,370,824
Capgemini SE	6,636	1,087,579
Carrefour SA	105,198	1,693,209
Christian Dior SE, NVS	4,241	2,624,745
Cie. de Saint-Gobain	28,677	1,172,342
Cie. Generale des Etablissements Michelin SCA	28,462	725,327
Credit Agricole SA	419,824	3,809,339

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Danone SA	1,707	$84,837
Dassault Systemes SE	23,062	773,010
Edenred	4,460	228,647
Eiffage SA(a)	19,027	1,720,455
Engie SA	130,817	1,699,751
Gaztransport Et Technigaz SA	5,509	640,909
Kering SA	5,904	2,703,801
Klepierre SA	10,622	213,484
La Francaise des Jeux SAEM(b)	104,833	3,416,357
Legrand SA	9,102	693,614
L’Oreal SA	15,802	4,961,894
LVMH Moet Hennessy Louis Vuitton SE.	12,917	8,150,557
Orange SA	170,112	1,620,812
Pernod Ricard SA	4,819	845,788
Publicis Groupe SA	46,806	2,621,341
Renault SA(c)	12,804	394,225
Sanofi	58,751	5,055,982
Sartorius Stedim Biotech	3,793	1,203,666
Schneider Electric SE	30,974	3,916,858
Societe Generale SA	68,052	1,560,910
Sodexo SA	1,471	130,305
TotalEnergies SE	134,972	7,363,175
Vinci SA	14,895	1,370,890
Vivendi SE	124,670	1,020,421
		72,459,979
Germany — 4.8%
adidas AG	11,930	1,164,548
AIXTRON SE	56,212	1,381,333
Allianz SE, Registered	26,025	4,682,013
Aurubis AG	6,521	411,477
BASF SE	18,414	826,248
Bayer AG, Registered	9,055	476,121
Bayerische Motoren Werke AG	25,389	1,992,830
Commerzbank AG(c)	45,595	364,290
Covestro AG(b)	28,883	980,463
Deutsche Bank AG, Registered	10,378	98,920
Deutsche Boerse AG	6,935	1,127,767
Deutsche Post AG, Registered	64,294	2,272,779
Deutsche Telekom AG, Registered	97,731	1,844,720
E.ON SE	75,239	630,050
Evonik Industries AG	11,027	203,136
GEA Group AG	18,501	646,692
Hannover Rueck SE	3,400	553,261
HelloFresh SE(c)	65,955	1,318,385
Hugo Boss AG	10,326	475,588
Knorr-Bremse AG	19,849	893,617
Mercedes-Benz Group AG	63,296	3,663,671
Merck KGaA	3,449	562,066
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	9,600	2,534,167
Rheinmetall AG	2,050	333,231
SAP SE	40,920	3,938,663
Siemens AG, Registered	18,530	2,023,642
Telefonica Deutschland Holding AG	249,630	543,919
		35,943,597
Hong Kong — 2.4%
AIA Group Ltd.	562,600	4,261,577
CK Asset Holdings Ltd.	200,500	1,108,478
CK Hutchison Holdings Ltd.	284,500	1,416,192
Security	Shares	Value

Hong Kong (continued)
CLP Holdings Ltd.	193,000	$1,295,378
ESR Group Ltd.(b)	92,200	157,233
Hang Seng Bank Ltd.	61,200	861,560
Henderson Land Development Co. Ltd.	64,000	156,689
HK Electric Investments & HK Electric Investments Ltd., Class SS	2,143,000	1,362,548
HKT Trust & HKT Ltd., Class SS	71,000	80,297
Hong Kong Exchanges & Clearing Ltd.	80,400	2,134,105
Link REIT	140,200	828,668
Pacific Basin Shipping Ltd.	1,920,000	464,838
SITC International Holdings Co. Ltd.	351,000	574,867
Swire Properties Ltd.	698,400	1,342,264
Techtronic Industries Co. Ltd.	47,500	449,766
WH Group Ltd.(b)	1,625,500	820,896
Wharf Real Estate Investment Co. Ltd.	172,000	677,690
		17,993,046
Ireland — 1.1%
Bank of Ireland Group PLC	31,189	224,580
CRH PLC	39,001	1,404,731
Grafton Group PLC	100,228	793,530
Linde PLC, New, NVS(a)(c)	18,606	5,555,362
		7,978,203
Italy — 1.8%
A2A SpA	1,429,035	1,584,568
Enel SpA	380,948	1,701,827
Eni SpA	244,572	3,212,140
Hera SpA	228,983	545,593
Intesa Sanpaolo SpA	229,460	437,472
Italgas SpA	261,981	1,349,791
Mediobanca Banca di Credito Finanziario SpA	45,952	416,306
Poste Italiane SpA(b)	75,053	654,031
Recordati Industria Chimica e Farmaceutica SpA	8,390	315,225
Snam SpA	475,378	2,113,773
Terna - Rete Elettrica Nazionale	107,578	713,421
UniCredit SpA	12,560	155,760
		13,199,907
Japan — 22.3%
ADEKA Corp.	52,000	777,422
Advance Residence Investment Corp.	184	428,382
Advantest Corp.	26,300	1,384,473
Amada Co. Ltd.	17,400	122,384
Aozora Bank Ltd.	35,700	614,103
Asahi Kasei Corp.	36,900	236,600
Asics Corp.	36,000	551,654
Astellas Pharma Inc.	163,200	2,251,863
Azbil Corp.	32,200	875,057
Bandai Namco Holdings Inc.	10,300	680,860
BayCurrent Consulting Inc.	53,000	1,487,030
BIPROGY Inc.	62,900	1,358,726
Bridgestone Corp.	4,300	155,516
Canon Inc.	23,800	504,500
Capcom Co. Ltd.	75,000	2,086,121
Chubu Electric Power Co. Inc.	159,100	1,295,061
Chugai Pharmaceutical Co. Ltd.	47,800	1,107,615
Cosmo Energy Holdings Co. Ltd.	65,000	1,674,358
Daicel Corp.	69,200	394,843
Dai-ichi Life Holdings Inc.	95,500	1,516,802
Daiichi Sankyo Co. Ltd.	80,300	2,570,464
Daikin Industries Ltd.	2,000	299,574

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiwa Securities Group Inc.	289,300	$1,128,753
Dexerials Corp.	53,600	1,248,389
Ebara Corp.	35,300	1,146,972
Eisai Co. Ltd.	14,500	874,396
Fast Retailing Co. Ltd.	2,300	1,281,425
Frontier Real Estate Investment Corp.	482	1,701,687
Fuji Electric Co. Ltd.	4,300	166,259
FUJIFILM Holdings Corp.	22,100	1,011,072
Fujikura Ltd.	253,100	1,498,599
Fujitsu Ltd.	20,700	2,381,712
GMO Payment Gateway Inc.	4,800	345,148
Hikari Tsushin Inc.	1,100	132,874
Hitachi Ltd.	48,000	2,177,943
Hitachi Transport System Ltd.	39,800	2,381,873
Honda Motor Co. Ltd.	90,400	2,061,344
Hoya Corp.	36,000	3,346,608
Ibiden Co. Ltd.	42,500	1,432,562
Inpex Corp.	20,700	208,913
Internet Initiative Japan Inc.	137,800	2,162,968
ITOCHU Corp.	101,600	2,625,805
Japan Exchange Group Inc.	26,500	348,257
Japan Post Bank Co. Ltd.(a)	117,100	780,253
Japan Post Holdings Co. Ltd.	104,900	705,408
Japan Post Insurance Co. Ltd.	187,600	2,777,071
Japan Real Estate Investment Corp.	286	1,198,422
Jeol Ltd.	2,100	76,846
Kagome Co. Ltd.	81,300	1,624,929
KDDI Corp.	52,500	1,551,741
Keyence Corp.	4,500	1,696,793
Kikkoman Corp.	3,500	189,665
Kirin Holdings Co. Ltd.	12,500	183,749
Koei Tecmo Holdings Co. Ltd.	54,800	826,873
Konami Group Corp.	15,000	657,469
LaSalle Logiport REIT	1,257	1,341,607
Lasertec Corp.	900	126,460
Marubeni Corp.	59,800	523,484
Mitsubishi Chemical Group Corp.	114,800	518,592
Mitsubishi Corp.	93,700	2,538,228
Mitsubishi Estate Co. Ltd.	74,000	930,572
Mitsubishi Gas Chemical Co. Inc.	100,200	1,273,263
Mitsubishi Heavy Industries Ltd.	5,700	196,331
Mitsubishi Logistics Corp.	19,800	434,479
Mitsubishi UFJ Financial Group Inc.	709,800	3,352,988
Mitsui & Co. Ltd.	55,500	1,228,169
Mitsui Chemicals Inc.	21,200	392,389
Mitsui High-Tec Inc.	14,000	723,694
MS&AD Insurance Group Holdings Inc.	85,800	2,272,087
NEC Corp.	2,800	92,682
NET One Systems Co. Ltd.	10,900	223,871
Nintendo Co. Ltd.	83,400	3,385,964
Nippon Accommodations Fund Inc.	306	1,303,044
Nippon Express Holdings Inc.	35,900	1,803,900
Nippon Gas Co. Ltd.	107,900	1,567,463
Nippon Sanso Holdings Corp.	16,400	261,111
Nippon Telegraph & Telephone Corp.	212,600	5,863,656
Nissan Chemical Corp.	39,100	1,760,101
Nissan Motor Co. Ltd.	137,000	436,661
Nissin Foods Holdings Co. Ltd.	10,200	660,234
Nitto Denko Corp.	16,700	879,851
NOF Corp.	9,200	316,447
Security	Shares	Value

Japan (continued)
Nomura Holdings Inc.	1,119,100	$3,621,361
Nomura Real Estate Holdings Inc.	111,400	2,518,064
Nomura Research Institute Ltd.	115,700	2,560,464
Obic Co. Ltd.	7,500	1,125,472
Olympus Corp.	96,300	2,030,436
Omron Corp.	2,800	130,587
ORIX Corp.	134,300	1,972,557
Osaka Gas Co. Ltd.	57,500	851,443
Otsuka Corp.	14,900	469,233
Panasonic Holdings Corp.	60,400	430,206
Recruit Holdings Co. Ltd.	72,600	2,233,987
Rohto Pharmaceutical Co. Ltd.	10,400	323,524
Sanwa Holdings Corp.	116,200	1,000,960
SBI Holdings Inc/Japan	114,100	2,061,109
SCSK Corp.	130,200	1,920,901
Sekisui House Ltd.	21,200	351,979
Seven & i Holdings Co. Ltd.	4,700	175,443
Shimadzu Corp.	6,600	173,863
Shin-Etsu Chemical Co. Ltd.	10,200	1,060,085
Shinko Electric Industries Co. Ltd.	3,000	72,094
Shionogi & Co. Ltd.	15,800	733,708
Shiseido Co. Ltd.	8,700	300,474
SHO-BOND Holdings Co. Ltd.	46,100	1,994,289
SoftBank Corp.	136,800	1,349,448
SoftBank Group Corp.	39,100	1,678,415
Sohgo Security Services Co. Ltd.	53,900	1,343,585
Sompo Holdings Inc.	27,100	1,129,861
Sony Group Corp.	61,100	4,120,256
Sugi Holdings Co. Ltd.	7,800	312,820
Sumitomo Mitsui Financial Group Inc.	22,000	617,794
Sumitomo Mitsui Trust Holdings Inc.	15,900	457,427
Sumitomo Realty & Development Co. Ltd.	27,600	632,976
Suzuki Motor Corp.	5,200	175,811
T&D Holdings Inc.	139,800	1,382,650
TDK Corp.	4,000	124,953
TIS Inc.	77,200	2,081,445
Tokio Marine Holdings Inc.	122,300	2,214,261
Tokyo Electric Power Co. Holdings Inc.(c)	168,700	549,551
Tokyo Electron Ltd.	10,700	2,815,132
Tokyo Ohka Kogyo Co. Ltd.	20,900	901,034
Tokyo Tatemono Co. Ltd.	144,900	1,992,712
Toyo Suisan Kaisha Ltd.	17,300	649,047
Toyota Motor Corp.	710,400	9,856,515
Trend Micro Inc/Japan	1,400	70,593
Ulvac Inc.	46,600	1,837,019
Yamada Holdings Co. Ltd.	95,400	307,428
Yamato Holdings Co. Ltd.	5,400	79,970
Yokohama Rubber Co. Ltd. (The)	19,200	300,232
Zenkoku Hosho Co. Ltd.	7,400	244,177
Zensho Holdings Co. Ltd.	37,000	923,421
ZOZO Inc.	9,700	205,816
		165,180,102
Netherlands — 5.5%
ABN AMRO Bank NV, CVA(b)	65,980	648,625
Adyen NV(b)(c)	2,811	4,012,980
Akzo Nobel NV	21,196	1,308,544
ASM International NV	7,808	1,727,284
ASML Holding NV	16,826	7,892,851
ASR Nederland NV	47,768	2,103,362
BE Semiconductor Industries NV	30,280	1,543,213

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Euronext NV(b)	1,024	$64,992
EXOR NV, NVS(c)	19,732	1,326,010
ING Groep NV(c)	167,636	1,649,469
Koninklijke Ahold Delhaize NV	192,831	5,377,722
Koninklijke KPN NV	288,233	806,218
Koninklijke Philips NV	66,373	841,934
NN Group NV	70,013	2,964,521
OCI NV	91,761	3,509,664
Randstad NV	29,966	1,493,481
Signify NV(b)	79,209	2,194,498
Stellantis NV	41,159	555,300
Universal Music Group NV	30,072	590,477
		40,611,145
New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	74,538	847,126
Fletcher Building Ltd.	534,852	1,597,031
Mainfreight Ltd.	11,601	512,694
Meridian Energy Ltd.	177,202	502,296
Spark New Zealand Ltd.	207,022	616,255
		4,075,402
Norway — 1.1%
DNB Bank ASA	89,801	1,588,299
Equinor ASA	34,785	1,267,347
Gjensidige Forsikring ASA	4,840	88,469
Kongsberg Gruppen ASA	63,814	2,288,396
Nordic Semiconductor ASA(c)	9,128	128,863
Orkla ASA	247,859	1,671,848
Telenor ASA	107,129	973,574
		8,006,796
Poland — 0.3%
KGHM Polska Miedz SA	4,215	84,269
LPP SA	712	1,233,717
Polski Koncern Naftowy ORLEN SA	55,776	640,505
		1,958,491
Portugal — 0.1%
Galp Energia SGPS SA	67,966	690,066
Jeronimo Martins SGPS SA	6,977	144,375
		834,441
Singapore — 1.4%
Capitaland Investment Ltd/Singapore	293,300	623,745
DBS Group Holdings Ltd.	48,200	1,165,298
NetLink NBN Trust	2,427,800	1,466,504
Oversea-Chinese Banking Corp. Ltd.	167,700	1,439,551
Singapore Technologies Engineering Ltd.	417,100	972,399
STMicroelectronics NV , New	41,852	1,301,445
United Overseas Bank Ltd.	118,500	2,324,826
Wilmar International Ltd.	244,200	668,999
Yangzijiang Shipbuilding Holdings Ltd.	304,700	258,302
		10,221,069
Spain — 1.9%
Acciona SA	10,865	1,956,369
Banco Bilbao Vizcaya Argentaria SA	291,172	1,502,095
Banco de Sabadell SA	1,293,796	1,017,964
Banco Santander SA	67,751	175,710
CaixaBank SA	112,157	371,917
Corp. ACCIONA Energias Renovables SA	14,544	571,883
Enagas SA	5,874	95,358
Endesa SA	79,655	1,330,879
Security	Shares	Value

Spain (continued)
Iberdrola SA	194,080	$1,973,652
Naturgy Energy Group SA	8,012	205,608
Red Electrica Corp. SA	6,608	106,889
Repsol SA	277,185	3,770,954
Telefonica SA	384,585	1,325,739
		14,405,017
Sweden — 2.3%
Axfood AB	57,248	1,417,381
EQT AB	54,388	1,070,353
Getinge AB, Class B	27,098	549,899
H & M Hennes & Mauritz AB, Class B	6,510	65,570
Husqvarna AB, Class B	83,461	495,520
Kindred Group PLC	216,680	1,879,663
Kinnevik AB, Class B(c)	71,178	879,293
Millicom International Cellular SA, SDR(c)	4,964	53,876
Sandvik AB	22,685	354,493
Skandinaviska Enskilda Banken AB, Class A	134,972	1,423,063
SKF AB, Class B	10,278	148,780
SSAB AB, Class B	496,135	2,305,252
Svenska Handelsbanken AB, Class A	44,806	416,294
Swedbank AB, Class A	47,990	715,437
Swedish Match AB	191,686	1,971,469
Telefonaktiebolaget LM Ericsson, Class B	265,710	1,477,173
Thule Group AB(b)	12,204	240,426
Volvo AB, Class B	83,925	1,373,594
		16,837,536
Switzerland — 8.9%
ABB Ltd., Registered	44,097	1,224,587
Adecco Group AG, Registered	45,097	1,411,354
Alcon Inc.	31,580	1,922,759
Bucher Industries AG, Registered	6,244	2,105,261
Cie. Financiere Richemont SA, Class A, Registered	20,206	1,974,804
Coca-Cola HBC AG, Class DI	106,663	2,329,872
Galenica AG(b)	6,057	435,183
Georg Fischer Ltd.	12,783	707,984
Givaudan SA, Registered	174	519,727
Julius Baer Group Ltd.	16,480	790,692
Kuehne + Nagel International AG, Registered	7,376	1,570,101
Logitech International SA, Registered	36,657	1,823,023
Lonza Group AG, Registered	318	163,701
Nestle SA, Registered	135,750	14,777,582
Novartis AG, Registered	118,746	9,605,448
PSP Swiss Property AG, Registered	23,309	2,490,095
Roche Holding AG, NVS	33,339	11,061,818
Sika AG, Registered	6,079	1,370,667
Sonova Holding AG, Registered	3,675	868,636
Straumann Holding AG	10,259	976,362
Swiss Life Holding AG, Registered	3,623	1,754,337
Swiss Re AG	11,087	823,595
Swisscom AG, Registered	221	109,127
Tecan Group AG, Registered	1,222	448,271
UBS Group AG, Registered	259,563	4,115,151
VAT Group AG(b)	1,999	456,374
Zurich Insurance Group AG	262	111,658
		65,948,169
United Kingdom — 12.9%
3i Group PLC	90,505	1,205,378
Anglo American PLC	87,043	2,607,303
AstraZeneca PLC	60,534	7,102,582

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
B&M European Value Retail SA	126,090	$465,976
BAE Systems PLC	170,415	1,593,987
Barclays PLC	481,483	818,161
Barratt Developments PLC	81,397	351,072
Berkeley Group Holdings PLC	26,084	1,037,813
BP PLC	989,146	5,472,550
British American Tobacco PLC	36,703	1,449,528
Bunzl PLC	10,183	331,818
Burberry Group PLC	90,574	1,887,299
CNH Industrial NV	94,809	1,226,551
Computacenter PLC	69,188	1,435,556
Darktrace PLC(c)	209,034	855,617
Diageo PLC	104,204	4,288,251
Drax Group PLC	82,574	493,100
Entain PLC	32,773	474,113
Ferguson PLC	35,813	3,905,718
Greggs PLC	56,427	1,308,059
GSK PLC	214,946	3,521,047
Howden Joinery Group PLC	198,210	1,167,575
HSBC Holdings PLC	645,126	3,310,819
IG Group Holdings PLC	30,600	279,110
IMI PLC	85,992	1,211,358
Imperial Brands PLC	96,657	2,354,475
Inchcape PLC	189,760	1,618,823
Indivior PLC, NVS	127,595	2,416,870
Intermediate Capital Group PLC	121,123	1,474,885
International Distributions Services PLC	635,517	1,470,192
Investec PLC	285,325	1,429,961
JD Sports Fashion PLC	1,467,522	1,639,853
Kingfisher PLC	578,679	1,453,892
Land Securities Group PLC	28,488	186,280
Legal & General Group PLC	485,951	1,300,045
Lloyds Banking Group PLC	975,847	468,667
M&G PLC	269,511	541,616
Man Group PLC/Jersey	572,703	1,424,660
Marks & Spencer Group PLC(c)	131,645	159,432
Next PLC	35,317	1,994,691
OSB Group PLC	62,453	297,624
Pearson PLC	50,616	559,465
Persimmon PLC	50,986	762,947
Prudential PLC	19,386	180,089
Reckitt Benckiser Group PLC	19,244	1,277,108
Rentokil Initial PLC	149,263	931,417
Rightmove PLC	183,544	1,033,571
RS GROUP PLC	40,977	450,887
Safestore Holdings PLC	130,012	1,346,974

Security	Shares	Value

United Kingdom (continued)
Sage Group PLC (The)	136,689	$1,139,266
Shell PLC	313,851	8,695,269
Softcat PLC	29,419	377,988
Tesco PLC	81,541	201,397
Unilever PLC	115,836	5,265,249
United Utilities Group PLC	48,128	518,637
Vodafone Group PLC	2,422,934	2,828,537
WPP PLC	185,998	1,636,810
		95,237,918
Total Common Stocks — 99.1%
(Cost: $852,433,696)		733,593,450

Preferred Stocks

Germany — 0.1%
Volkswagen AG, Preference Shares, NVS	8,400	1,075,211

Total Preferred Stocks — 0.1%
(Cost: $1,393,640)		1,075,211

Total Long-Term Investments — 99.2%
(Cost: $853,827,336)		734,668,661

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	3,538,579	3,537,872
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	180,000	180,000

Total Short-Term Securities — 0.5%
(Cost: $3,719,267)		3,717,872

Total Investments — 99.7%
(Cost: $857,546,603)		738,386,533

Other Assets Less Liabilities — 0.3%		1,860,239

Net Assets — 100.0%		$740,246,772

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
October 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,549,608	$—		$(2,008,759	)(a)	$(1,453)	$(1,524)	$3,537,872	3,538,579	$17,568	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	0	(a)	—		—	—	180,000	180,000	1,519		—
						$(1,453)	$(1,524)	$3,717,872		$19,087		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	9	12/08/22	$1,164	$20,377
SPI 200 Index	8	12/15/22	878	6,256
Euro STOXX 50 Index	50	12/16/22	1,786	59,069
FTSE 100 Index	18	12/16/22	1,468	(20,264)
				$65,438

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$64,741,435	$668,852,015	$—	$733,593,450
Preferred Stocks	—	1,075,211	—	1,075,211
Money Market Funds	3,717,872	—	—	3,717,872
	$68,459,307	$669,927,226	$—	$738,386,533
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$85,702	$—	$85,702
Liabilities
Futures Contracts	—	(20,264)	—	(20,264)
	$—	$65,438	$—	$65,438

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt